Consolidated Statements of Changes in Stockholders' Equity (Deficit) (FY) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2015		5,042
Beginning balance at Dec. 31, 2015	$ (9,944)	$ 5	$ 298,926	$ (308,875)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	1,747		1,747
Issuance of restricted stock units to settle bonus liability	249		249
Issuance of common stock and warrants, net of offering costs (shares)		2,691
Issuance of common stock and warrants, net of offering costs	7,865	$ 3	7,862
Net income (loss)	(7,433)			(7,433)
Ending balance (in shares) at Dec. 31, 2016		7,733
Ending balance at Dec. 31, 2016	(7,516)	$ 8	308,784	(316,308)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	1,138		1,138
Issuance of common stock due to the vesting of restricted stock units, net of shares withheld to cover taxes (shares)		131
Issuance of common stock and warrants, net of offering costs (shares)		7,353
Issuance of common stock and warrants, net of offering costs	10,733	$ 7	10,726
Issuance costs related to common stock and warrants	(1,392)		(1,392)
Proceeds from exercise of warrants	289		289
Reclassification of warrant liabilities to equity	798		798
Net income (loss)	321			321
Ending balance (in shares) at Dec. 31, 2017		15,217
Ending balance at Dec. 31, 2017	4,371	$ 15	320,343	(315,987)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	985		985
Issuance of common stock due to the vesting of restricted stock units, net of shares withheld to cover taxes (shares)		181
Issuance of common stock and warrants, net of offering costs (shares)		11,700
Issuance of common stock and warrants, net of offering costs	4,792	$ 12	4,780
Issuance costs related to common stock and warrants	(689)		(689)
Proceeds from exercise of warrants	293		293
Reclassification of warrant liabilities to equity	472		472
Net income (loss)	(7,386)			(7,386)
Ending balance (in shares) at Sep. 30, 2018		28,139
Ending balance at Sep. 30, 2018	$ 4,113	$ 28	$ 327,458	$ (323,373)